INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInvestmentsLineItems [Line Items]
Current investments	$ 16,657	$ 0
Noncurrent investments	293	12,104
Total investments	16,950	12,104	$ 2,255
Equity Instruments-Fair Value Through Profit and Loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	$ 16,950	$ 12,104